Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Australia - 4.4%
BHP Group Ltd.	1,779,146	$62,651,570
Coles Group Ltd.	536,087	7,943,910
Fortescue Ltd.	1,905,320	27,862,151
JB Hi-Fi Ltd.	54,863	3,100,241
Lottery Corp. Ltd.	876,467	3,143,187
Sonic Healthcare Ltd.	282,345	4,512,219
Telstra Group Ltd.	5,505,115	18,707,408
		127,920,686

Canada - 5.7%
Canadian Natural Resources Ltd.	1,285,441	47,796,334
Cenovus Energy, Inc.	669,273	13,207,039
Nutrien Ltd.	225,196	15,504,810
Suncor Energy, Inc.	571,378	30,200,180
TC Energy Corp.	591,123	34,660,346
TELUS Corp.	1,701,157	23,737,365
		165,106,074

China - 0.5%
Lenovo Group Ltd.	6,274,761	7,132,510
Shenzhou International Group Holdings Ltd.	807,042	6,436,005
		13,568,515

Denmark - 3.5%
AP Moller - Maersk AS - Class B	15,021	37,264,316
Novo Nordisk AS	1,098,982	64,461,307
		101,725,623

France - 8.3%
Cie Generale des Etablissements Michelin SCA	412,231	15,318,851
Orange SA	1,738,382	32,186,535
Pernod Ricard SA	183,490	16,329,942
Publicis Groupe SA	124,216	12,397,600
Sanofi SA	536,808	50,395,545
TotalEnergies SE	809,054	58,643,780
Veolia Environnement SA	404,672	15,172,262
Vinci SA	263,986	37,909,870
		238,354,385

Germany - 5.5%
Daimler AG	740,744	50,742,145
Daimler Truck Holding AG	458,350	22,253,850
Deutsche Post AG	545,116	30,576,069
Deutsche Telekom AG	1,655,697	55,286,067
		158,858,131

Hong Kong - 4.7%
Budweiser Brewing Co. APAC Ltd. (a)	9,349,716	9,215,552
Cathay Pacific Airways Ltd.	4,748,884	7,452,710
Chow Tai Fook Jewellery Group Ltd.	4,982,074	9,183,429
CK Hutchison Holdings Ltd.	1,938,288	15,693,183
CK Infrastructure Holdings Ltd.	1,541,322	12,676,481
Galaxy Entertainment Group Ltd.	1,684,098	8,579,908
Jardine Matheson Holdings Ltd.	124,014	9,024,499
Orient Overseas International Ltd.	1,007,580	16,496,138
Power Assets Holdings Ltd.	1,475,358	11,454,086
SITC International Holdings Co. Ltd.	3,407,430	12,710,092
Swire Pacific Ltd. - Class A	900,341	8,689,816
WH Group Ltd. (a)	11,769,141	13,829,920
		135,005,814

Italy - 3.8%
Enel SpA	5,184,410	57,201,010
Eni SpA	2,280,699	46,569,374
PRADA SpA	1,067,545	5,471,577
		109,241,961

Japan - 7.8%
Asahi Group Holdings Ltd.	618,596	6,445,374
Asahi Kasei Corp.	553,231	5,360,364
Astellas Pharma, Inc.	905,049	12,538,285
Bridgestone Corp.	551,093	12,409,919
Canon, Inc.	412,659	12,492,294
Inpex Corp.	462,216	10,283,082
Japan Tobacco, Inc.	826,459	29,804,004
Kawasaki Kisen Kaisha Ltd.	453,012	6,524,708
KDDI Corp.	1,466,560	24,700,108
Komatsu Ltd.	476,273	18,246,463
Nippon Yusen KK	358,882	11,761,757
SoftBank Corp.	25,364,646	34,254,400
Subaru Corp.	367,911	7,909,278
Takeda Pharmaceutical Co. Ltd.	942,973	31,940,194
		224,670,230

Netherlands - 0.9%
Koninklijke Ahold Delhaize NV	364,154	14,227,228
Koninklijke Philips NV	412,104	11,787,240
		26,014,468

Norway - 1.8%
Equinor ASA	1,944,110	51,880,616

Singapore - 0.4%
Genting Singapore Ltd.	8,373,099	4,837,849
Jardine Cycle & Carriage Ltd.	213,221	5,328,430
		10,166,279

South Korea - 1.4%
HMM Co. Ltd.	386,385	5,368,695
Kia Corp.	282,565	29,956,523
LG Corp.	100,299	6,389,759
		41,714,977

Spain - 2.5%
Aena SME SA (a)	609,795	18,959,642
Endesa SA	430,869	15,878,664
Naturgy Energy Group SA	567,399	17,809,615
Telefonica SA	4,451,095	18,017,957
		70,665,878

Switzerland - 6.3%
DSM-Firmenich AG	114,141	8,956,692
Holcim Ltd.	264,243	27,188,265
Kuehne + Nagel International AG	68,642	15,867,441
Nestle SA	542,293	51,510,995
Novartis AG	398,004	59,011,990
Swisscom AG	23,932	19,611,826
		182,147,209

United Kingdom - 15.6%
BP PLC	8,796,944	55,828,774
British American Tobacco PLC	930,077	55,691,862
Diageo PLC	1,323,806	30,350,391
GSK PLC	1,792,690	46,030,881
Imperial Brands PLC	570,313	23,926,597
Reckitt Benckiser Group PLC	290,517	24,217,369
Rio Tinto PLC	723,374	66,694,408
Shell PLC	1,438,460	54,994,557
Tesco PLC	2,554,004	14,859,711
Unilever PLC	879,179	59,435,200
Vodafone Group PLC	11,650,629	17,121,790
		449,151,540

United States - 26.3% (b)
Altria Group, Inc.	916,559	56,817,492
AT&T, Inc.	2,102,523	55,107,128
Bristol-Myers Squibb Co.	1,015,743	55,916,652
Chevron Corp.	353,187	62,478,780
Comcast Corp. - Class A	1,940,722	57,736,479
ConocoPhillips	528,685	55,104,838
Exxon Mobil Corp.	456,059	64,486,743
Merck & Co., Inc.	531,575	58,616,775
PepsiCo, Inc.	366,057	56,237,337
Pfizer, Inc.	2,041,908	53,988,048
Philip Morris International, Inc.	358,389	64,309,322
United Parcel Service, Inc. - Class B	558,477	59,321,427
Verizon Communications, Inc.	1,274,886	56,757,925
Versant Media Group, Inc. (c)	77,393	2,521,464
		759,400,410
TOTAL COMMON STOCKS (Cost $2,440,249,798)		2,865,592,796

TOTAL INVESTMENTS - 99.4% (Cost $2,440,249,798)		2,865,592,796
Other Assets in Excess of Liabilities - 0.6%		16,144,708
TOTAL NET ASSETS - 100.0%		$2,881,737,504

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $42,005,114 or 1.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	Non-income producing security.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Global Cash Cows Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,865,592,796	$–	$–	$2,865,592,796
Total Investments	$2,865,592,796	$–	$–	$2,865,592,796

Refer to the Schedule of Investments for further disaggregation of investment categories.